Related Party Transactions	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions

7. Related Party Transactions

Overlapping Directors

Until February 2, 2020, a member of the board of directors of the Company’s sole stockholder at that time, Karman Topco L.P. (“Topco”) served as a member of the board of directors for a holding company of a client. The Company recognized revenues of zero and $3.9 million from this client during the three months and nine months ended September 30, 2020, respectively. During the three months and nine months ended September 30, 2019, the Company recognized revenues of $10.7 million and $31.7 million, respectively, from the same client of the Company, of which the member of the client’s holding company’s board of directors also served as members of the board of directors of Topco. Accounts receivable from this client were zero and $7.0 million as of September 30, 2020 and December 31, 2019, respectively.

During the three months and nine months ended September 30, 2020 and 2019, the Company recognized revenues from another client of the Company, of which a member of the board of directors of the client of the Company also serves as a member of the board of directors of Topco. During the three months ended September 30, 2020 and 2019, the Company recognized revenues of $5.8 million and $2.1 million, respectively, and during the nine months ended September 30, 2020 and 2019, the Company recognized revenues of $14.9 million and $2.2 million, respectively, from this client. Accounts receivable from this client was $1.9 million and $0.1 million as of September 30, 2020 and December 31, 2019, respectively.

Investment in Unconsolidated Affiliates

During the three months ended September 30, 2020 and 2019, the Company recognized revenues of $3.1 million and $5.5 million, respectively, from the parent company of an investment. During the nine months ended September 30, 2020 and 2019, the Company recognized revenues of $10.5 million and $16.3 million, respectively, from the parent company of an investment. Accounts receivable from this client were $2.0 million and $2.2 million as of September 30, 2020 and December 31, 2019, respectively.

13. Related Party Transactions

Management Fees

The Company incurred $5.5 million, $5.5 million, and $4.0 million, in management fees to certain entities affiliated with or advised by CVC Capital Partners, Leonard Green & Partners, Bain Capital, Juggernaut Management, LLC, and Centerview Capital Management, LLC for the years ended December 31, 2019, 2018, and 2017, respectively, which are included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income

Overlapping Directors

During the years ended December 31, 2019, the Company recognized revenues of $41.8 million from a client of the Company, of which a member of the client’s holding company’s board of directors also serves as a member of the board of directors of Topco. During the years ended December 31, 2018, and 2017, the Company recognized revenues of $43.0 million and $46.3 million, respectively, from the client of the Company, of which two members of the client’s holding company’s board of directors also serve as members of the board of directors of Topco. Accounts receivable from this client were $7.0 million and $10.5 million as of December 31, 2019 and 2018, respectively.

Effective June 25, 2019, a member of the board of directors of Topco was appointed to the board of directors of a client of the Company. Subsequent to his appointment, the Company recognized revenues of $5.4 million from this client during the year ended December 31, 2019 and had accounts receivable of $0.1 million as of December 31, 2019.

Variable Interest Entity

During the years ended December 31, 2018 and 2017, the Company recognized revenues of $58.0 million and $99.9 million, respectively, from a variable interest entity. Accounts receivable from the Company’s variable interest entity were $0.2 million and $0.7 million as of December 31, 2019 and 2018, respectively. In 2018, the variable interest entity terminated its active operations.

Investments in Unconsolidated Affiliates

During the years ended December 31, 2019, 2018, and 2017, the Company recognized revenues of $21.9 million, $23.5 million, and $0.9 million, respectively, from a parent company of an investment. Accounts receivable from this client were $2.2 million and $3.6 million as of December 31, 2019 and 2018, respectively.

Long-term Debt

Certain funds managed by CVC Credit Partners, which is part of the same network of companies providing investment management advisory services operating under the CVC brand as CVC Capital Partners, act as lenders under the Company’s First Lien Term Loans and Second Lien Term Loans. As of December 31, 2019, and 2018, the funds managed by CVC Credit Partners under the Company’s First Lien Term Loans were $100.2 million and $89.1 million, respectively. As of December 31, 2019, and 2018, the funds managed by CVC Credit Partners under the Company’s Second Lien Term Loans were $31.1 million and $57.6 million, respectively.

Predecessor Company
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

In May 2019, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 11,500,000 shares of Class B common stock, par value $0.0001, (the “Founder Shares”). In June 2019, the Sponsor transferred 25,000 Founder Shares to each of the Company’s independent directors. The initial stockholders have agreed to forfeit up to 1,500,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in part on July 22, 2019. On September 3, 2019, the remainder of the underwriters’ over-allotment option expired and the Sponsor forfeited 250,000 Founder Shares. As of December 31, 2019, there were 11,250,000 shares of Class B common stock outstanding.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, on July 22, 2019 the Company sold 7,333,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $11.0 million. Each whole Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. Certain of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not consummated within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.

Promissory Note

Prior to the closing of the Initial Public Offering, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. On July 22, 2019, the total balance of $141,636 of the Note was repaid to the Sponsor.

Administrative Support Agreement

Commencing on the date the securities of the Company are first listed on the NASDAQ, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $60,000 in expenses in connection with such services during the period from May 2, 2019 (inception) through December 31, 2019, which are included in general and administrative expenses in the accompanying statement of operations.

Accounts Payable — Related Party

As of December 31, 2019, the Company had a balance of $127,912 payable to related parties for expenses paid on behalf of the Company in the amount of $67,912 and $60,000 payable under the administrative support agreement. These borrowings are non-interest bearing, unsecured and due on demand.

Note 4 — Related Party Transactions

Founder Shares

In May 2019, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 11,500,000 shares of Class B common stock, par value $0.0001, (the “Founder Shares”). In June 2019, the Sponsor transferred 25,000 Founder Shares to each of the Company’s independent directors. The initial stockholders have agreed to forfeit up to 1,500,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in part on July 22, 2019. On September 3, 2019, the remainder of the underwriters’ over-allotment option expired and the Sponsor forfeited 250,000 Founder Shares. As of September 30, 2020, there were 11,250,000 shares of Class B common stock outstanding.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, on July 22, 2019 the Company sold 7,333,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $11.0 million. Each whole Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. Certain of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering and are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not consummated within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.

Promissory Note

Prior to the closing of the Initial Public Offering, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. On July 22, 2019, the total balance of $141,636 of the Note was repaid to the Sponsor.

Administrative Support Agreement

Commencing on the effective date of the Initial Public Offering, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of an initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three and nine months ended September 30, 2020, the Company incurred $30,000 and $90,000, respectively, in expenses in connection with such services, as reflected in the accompanying unaudited condensed statement of operations. As of September 30, 2020 and December 31, 2019, the Company had approximately $150,000 and $60,000, respectively, in accounts payable for related party in connection with such services as reflected in the accompanying condensed balance sheets.